FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 24, 2023
Disclosure of subsidiaries [line items]
Net sales	$ 17,649,060	$ 17,610,092	$ 16,414,466
Assets	23,128,547	24,179,104
Liabilities	6,996,978	7,367,245
Capital and reserves attributable to the owners of the parent	11,968,186	12,418,595
Financial assets	5,864,199	6,585,722
Financial liabilities	4,767,651	5,043,160
Dividends payable	1,967	51,249
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Net sales	2,212,000	3,419,000
Profit (loss) from continuing operations	149,000	686,000
Assets	5,726,000	5,083,000
Liabilities	790,000	759,000
Capital and reserves attributable to the owners of the parent	4,936,000	$ 4,324,000
Cash and cash equivalents and other investments	1,293,000
Financial assets	218,000
Financial liabilities	184,000
Dividends payable				$ 624,000
Ternium Argentina S.A. | Sovereign Bonds
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	1,275,000
Ternium Argentina S.A. | Argentine Pesos-Denominated Instruments
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	17,000
Ternium Argentina S.A. | Negotiable Obligations And Promissory Notes
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	$ 1,000